Principal Activities and Organization - Schedule of the Results of Operations and Changes in Cash and Cash Equivalents of the Consolidated VIEs and their Subsidiaries (Detail)
¥ in Thousands, $ in Thousands
	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Cost of revenues	¥ (53,380)	$ (7,452)	¥ (64,419)
Net income	(73,878)	(10,313)	21,659
Net cash (used in)/provided by operating activities	(94,868)	(13,244)	(101,533)
Net cash used in investing activities	(94,720)	(13,222)	(33,777)
Net cash provided by/(used in) financing activities	(85,718)	(11,966)	86,511
Net decrease in cash, cash equivalents and restricted cash	(275,652)	(38,480)	(48,419)
Cash, cash equivalents and restricted cash at beginning of the period	418,242	58,385	320,489
Cash, cash equivalents and restricted cash at the end of the period	142,590	$ 19,905	272,070
Variable Interest Entity and Subsidiaries [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Third-party revenues	152,603		165,756
Cost of revenues	(42,451)		(48,519)
Net income	2,741		24,603
Net cash (used in)/provided by operating activities	20,735		(25,812)
Net cash used in investing activities	(2,981)		(103,007)
Net cash provided by/(used in) financing activities	(100,506)		86,700
Net decrease in cash, cash equivalents and restricted cash	(82,752)		(42,119)
Cash, cash equivalents and restricted cash at beginning of the period	143,442		292,286
Cash, cash equivalents and restricted cash at the end of the period	¥ 60,690		¥ 250,167